RELATED PARTY TRANSACTIONS - Founder Shares (Details)						1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Sep. 26, 2023 shares	Jan. 19, 2022 shares	Nov. 30, 2021 shares	Jan. 19, 2021 shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) D $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) D $ / shares
RELATED PARTY TRANSACTIONS
Number of shares issued during the period		5,000,000
BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $	[1]							$ 25,000
Class B common stock | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Number of shares issued during the period			345,000	1,725,000	345,000
Sponsor | Class B common stock | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $							$ 25,000		$ 25,000
Founder Shares | Sponsor | Class B common stock | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Number of shares issued during the period			345,000			8,625,000
Aggregate purchase price | $						$ 25,000
Number of shares forfeited				1,725,000
Aggregate number of shares owned				6,900,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders							23.00%		23.00%
Restrictions on transfer period of time after business combination completion							1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days		150 days
Founder Shares | Sponsor | Class B common stock | Directors, executive officers, special advisor and other third parties | BANYAN ACQUISITION CORPORATION
RELATED PARTY TRANSACTIONS
Number of shares issued during the period						142,500

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.